Putnam
Emerging
Markets
Fund

SEMIANNUAL REPORT

February 28, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "The economic center of gravity is shifting from the developed to the developing countries."

                              --  Financial Times, January 30, 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

19 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

By their very nature, the financial markets of emerging economies tend toward volatility. Governments may be less stable, economies less secure, and infrastructures less sophisticated than those of more developed nations. For patient investors, however, a portfolio of emerging-markets securities can prove to be extremely satisfying over the long term.

It is important for shareholders of Putnam Emerging Markets Fund to focus on the need for a long-term investment horizon as they review the fund's performance for the first half of fiscal 1998. While the fund's results at net asset value were negative for the period, they were competitive and significantly more favorable than those of the index against which the fund is judged.

Furthermore, in the turmoil that swept the global equities markets following the economic and currency troubles of some Asian countries, the emerging markets were among those most severely affected. While more volatility seems probable over the near term, as the emerging markets continue to gain a greater share of the world's productivity, their prospects are sure to grow increasingly brighter.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 15, 1998



Report from the Fund Managers
Thomas R. Haslett
J. Peter Grant
Deborah S. Farrell
Stephen Oler
Carmel Peters

Intense volatility was once again the catch phrase associated with the world's emerging markets during the past six months. Although the level of volatility associated with this asset class has continued to sway investors' decision-making at the close of Putnam Emerging Markets Fund's semiannual period on February 28, 1998, the implications of the Asian financial crisis had become clearer and investment opportunities were beginning to appear.

Within this environment, your fund's results, although negative for the period, were well ahead of the results of its benchmark index, the Morgan Stanley Capital International Emerging Markets Free Index. For the semiannual period, the fund had a -9.89% total return at net asset value (-15.09% at public offering price) compared with the -13.73% return of the index. For more performance information, please turn to page 9.

* DISCIPLINED, LONG-TERM INVESTMENT APPROACH

Before discussing in any detail developments in the emerging markets and your fund's strategy, we would like to inform new shareholders (and remind existing shareholders) about the investment philosophy behind your fund. The fund's focus is on achieving long-term capital appreciation by investing in the developing markets of Latin America, emerging Europe/Middle East/Africa, and Asia. We believe investing in emerging-markets equities benefits from the combination of a broad top-down analysis of regions and countries as well as bottom-up, stock-by-stock analysis of companies.

Our country selection combines both quantitative and qualitative elements to arrive at what we believe is a superior mix. This analysis helps us manage some of the risks the fund can incur in pursuing its goals. We then focus on stock selection within these markets. In our process of stock selection, we generally look for companies with a large difference between their share prices and the underlying economic value of the companies. We also seek companies that are uniquely positioned within their markets and offer attractive valuations relative to others in their industries.

* ASIA STABILIZES BUT REMAINS A CONCERN

The start of 1998 brought some relief from the stock and currency deterioration in Asia that dominated the second half of 1997. Some countries, such as Thailand and South Korea, even managed significant rebounds from their depressed levels as their leadership appeared to embrace the reforms set out as conditions of International Monetary Fund assistance. Others, such as Indonesia, delayed implementation of reforms by seeking alternative measures. By the end of February, it appeared that Japan would not be able to provide economic leadership in Asia as a result of its own economic problems -- thus putting off a sustained recovery in the region for some time. Additionally, in the face of a slowing economy, an export-oriented China continued to have a detrimental effect on the competitive positions of other Asian exporters.

Over the past six months, the fund remained underweighted in Asia. We believe the region's stock markets, currencies, and interest rates will remain volatile for the near future. Nevertheless, we are cautiously evaluating several undervalued investment opportunities. In general, we are looking for resilient companies with the ability to generate cash flows and to grow their market shares.

[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATION]

COUNTRY ALLOCATION*

Brazil              14.3%

Mexico              12.0%

South Africa         6.9%

Taiwan               6.8%

India                6.6%

Argentina            6.4%

South Korea          5.2%

Footnote reads:
*Based on net assets as of 2/28/98. Holdings will vary over time.

Resorts World of Malaysia (sold prior to the end of the period) exemplified many of the qualities we looked for. This gaming company, which operates a resort within driving distance of the Malaysian capital, Kuala Lumpur, offered strong cash flow and a seasoned management.

We have also begun to focus some resources on markets such as Taiwan, the Philippines, and India that were relatively unscathed by Asia's problems. In particular, Taiwan now offers a competitive advantage over the West in the more commodity-related areas of information technology.

* LATIN AMERICA: OUTSTANDING 1997, SLOWER START TO 1998

Most Latin American markets enjoyed a robust 1997 as inflation rates fell, economic growth surged, and foreign investment was strong. As Asia's problems set in, however, investors became concerned about where the so-called Asian contagion would hit next. One country under scrutiny was Brazil, where fiscal and current account deficits forced the government to raise interest rates and restrict spending. Falling commodity prices as a result of the Asian crisis -- particularly oil -- and the loss of competitiveness to Asian manufacturers also raised warning flags to investors.

While we don't dispute some of the economic data coming from Latin America, we believe that the region as a whole has been hurt by the higher risk premium now placed on emerging markets around the world. Additionally shareholders should keep in mind that the Latin American markets were world leaders in 1997, and therefore, there is always the potential for profit taking -- which can put downward pressure on prices as investors sell their shares. The fund has thus remained overweighted in Latin America with an emphasis on countries with stronger relative positions such as Mexico and Argentina and with less of a focus on economically weaker countries such as Chile.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR
Food and beverages

Companhia Vale do Rio Doce ADR
Metals and mining

PanAmerican Beverages, Inc. Class A
Food and beverages

Grupo Televisa S.A. GDR
Broadcasting

Companhia Energetica do Minas Gerais S.A. (Cemig) ADR
Utilities

YPF S.A. ADR
Oil and gas

Tatneft ADR
Oil and gas

Telebras Co. ADR
Utilities

Kredyt Bank S.A. GDR
Insurance and finance

First National Bank Holdings Ltd.
Insurance and finance

Footnote reads:
These holdings represent 19.3% of the fund's net assets as of 2/28/98. Portfolio holdings will vary over time.

For example, we believe that strong consumer spending in Mexico has benefited Femsa, one of the largest Coca-Cola bottlers in Latin America and a major beer exporter. The company continues to build its market share while generating higher revenues. Femsa's productivity and return on capital employed have also markedly improved. While this holding, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* DECLINE ON RUSSIAN FRONT; LOW COMMODITY PRICES HURT SOUTH AFRICA

The Russian market's 112% return in 1997 masked several fundamental problems and became a precursor to negative returns early in 1998. Liquidity in that market began to disappear as the country's fiscal difficulties pushed interest rates higher. President Boris Yeltsin's health as well as the sacking of some high-profile ministers spooked the equity market further. Fortunately your fund maintains a relatively small position in Russia compared with the positions of its peers.

The fund's South African holdings were also hurt by market-wide problems. Low gold and oil prices as well as a weak currency have had a negative impact on South African companies. One energy company in the fund, Sasol, reported weaker earnings based on oil prices and a loss of tariff protection on its oil-from-coal products. We are hopeful for Sasol's future, however, as the company cuts costs through new technology, focuses on more profitable businesses, and pushes forward with international expansion.

* OUTLOOK: NEAR-TERM UNCERTAINTY, MORE OPTIMISTIC FUTURE

We expect that the world's emerging markets will continue to experience a significant level of volatility in the months ahead as the Asian currencies find an equilibrium and interest rates stabilize or fall. Additionally any negative surprises in developed markets could raise the perceived risk of emerging markets even farther than now.

On a positive note, global liquidity is high and interest rates in many parts of the world are low -- factors that are usually beneficial to equities. Moving through this period of uncertainty, we will continue to look for undervalued investment opportunities, specifically emerging-markets companies with strong balance sheets, time-tested managements, and export competitiveness.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/98, there is no guarantee the fund will continue to hold these securities in the future.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments, not present with domestic investments. Additional risks, including illiquidity, and volatility, may be associated with emerging-markets securities.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Emerging Markets Fund is designed for investors seeking capital appreciation through common stocks of companies operating primarily in developing economies.

TOTAL RETURN FOR PERIODS ENDED 2/28/98

                                Class A           Class B           Class M
(inception date)              (12/28/95)        (10/30/96)        (10/30/96)
                             NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                   -9.89%  -15.09%  -10.14%  -14.53%  -10.03%  -13.14%
------------------------------------------------------------------------------
1 year                    -14.50   -19.40   -15.06   -19.22   -14.88   -17.87
------------------------------------------------------------------------------
Life of fund               17.50    10.73    15.72    12.72    16.23    12.16
Annual average              7.71     4.81     6.96     5.67     7.18     5.43
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/98

                            MSCI Emerging Markets       Consumer
                                  Free Index          Price Index
------------------------------------------------------------------------------
6 months                            -13.73%               0.68%
------------------------------------------------------------------------------
1 year                              -19.22                1.44
------------------------------------------------------------------------------
Life of fund                         -4.59                5.47
Annual average                       -2.15                2.49
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)

                               Class A            Class B          Class M
                             NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                  -10.95%  -16.08%  -11.37%  -15.70%  -11.18%  -14.29%
------------------------------------------------------------------------------
1 year                     -7.44   -12.76    -8.19   -12.68    -7.91   -11.10
------------------------------------------------------------------------------
Life of class              23.23    16.13    21.18    18.18    21.81    17.54
Annual average              9.68     6.84     8.87     7.67     9.12     7.41
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/98

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)              1           1            1
------------------------------------------------------------------------------
Income                              --           --           --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                       $0.052       $0.052       $0.052
------------------------------------------------------------------------------
Short-term                       0.151        0.151        0.151
------------------------------------------------------------------------------
  Total                         $0.203       $0.203       $0.203
------------------------------------------------------------------------------
Share value:                 NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
8/31/97                   $10.94   $11.61   $10.87   $10.89   $11.28
------------------------------------------------------------------------------
2/28/98                     9.64    10.23     9.55     9.58     9.93
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged list of equity securities from emerging markets with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



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Portfolio of investments owned
February 28, 1998 (Unaudited)


COMMON STOCKS (95.9%) *
NUMBER OF SHARES                                                                                       VALUE

Argentina (6.4%)
------------------------------------------------------------------------------------------------------------
         91,824  Banco Frances del Rio de la Plata S.A. ADR                                   $      914,197
        135,000  Cia Naviera Perez Co. +                                                             888,833
         22,700  Inversiones Y Representaciones S.A. IRSA GDR                                        791,663
         37,400  Telefonica de Argentina S.A. ADR                                                  1,346,400
         50,300  YPF S.A. ADR                                                                      1,590,738
                                                                                              --------------
                                                                                                   5,531,831

Brazil (15.7%)
------------------------------------------------------------------------------------------------------------
         40,042  Banco Bradesco S.A. ADR                                                             340,208
          2,050  Banco Itau S.A.                                                                   1,211,995
         26,000  Brazil Realty S.A. 144A GDR +                                                       578,500
          7,400  Centrais Eletricas de Santa Catarina S.A. 144A GDR +                                717,800
         94,000  Companhia Brasileira de Distribuicao Grupo Pao
                   de Acucar ADR +                                                                 2,162,000
          1,300  Companhia Cimento Portland Itau +                                                   294,539
          2,100  Companhia de Saneamento Basico de Estado
                   de Sao Paulo                                                                      435,835
         38,700  Companhia Energetica do Minas Gerais S.A.
                   (Cemig) ADR                                                                     1,654,425
         87,800  Companhia Vale do Rio Doce ADR                                                    1,887,700
         15,100  Companhia Siderurgica Nacional                                                      391,566
         11,200  Empresa Nacional de Compercio, Redito E
                   Participacoes S.A. (ENCOPAR)                                                      159,600
         16,200  Gerdau S.A.                                                                         258,076
         63,500  Lojas Americanas S.A. +                                                             399,018
         40,000  Madeco S.A. ADR (DC)                                                                640,000
         23,000  Petroleo Brasileiro S.A.-Petrobras ADR +                                            514,625
         48,700  Souza Cruz S.A. +                                                                   424,546
         12,600  Telebras Co. ADR +                                                                1,542,713
                                                                                              --------------
                                                                                                  13,613,146

Canada (1.4%)
------------------------------------------------------------------------------------------------------------
         25,800  Bell Canada International, Inc. +(DC)                                               464,400
        106,600  Hurricane Hydrocarbons Ltd. (DC)                                                    749,016
                                                                                              --------------
                                                                                                   1,213,416

Chile (0.7%)
------------------------------------------------------------------------------------------------------------
         42,800  Distribucion y Servicio D&S S.A. ADR +                                              652,700

Hong Kong (4.3%)
------------------------------------------------------------------------------------------------------------
        172,000  Asia Satellite Telecommunications Holdings Ltd.                                     317,696
        640,000  Beijing Datang Power Generation Co., Ltd. +                                         326,531
        123,000  Cheung Kong Infrastructure Holdings                                                 378,914
        138,000  Dao Heng Bank Group Ltd.                                                            395,712
        326,000  Guangdong Kelon Elec. Holding                                                       364,234
         16,000  Johnson Electric Holdings Ltd.                                                       56,833
          8,800  Huaneng Power International, Inc. ADR +                                             216,700
        188,000  New World Infrastructure Ltd. +                                                     497,804
        260,000  NgFung Hong Ltd.                                                                    275,381
        649,000  Qingling Motors Co. +                                                               259,868
        110,000  Shanghai Industrial Holdings Ltd.                                                   477,396
        650,000  Tingyi Holding Corp. +                                                               73,883
         27,000  VTech Holdings Ltd.                                                                  94,162
                                                                                              --------------
                                                                                                   3,735,114

Hungary (1.0%)
------------------------------------------------------------------------------------------------------------
         68,250  Pick Szeged Rt. GDR 144A                                                            887,250

India (6.6%)
------------------------------------------------------------------------------------------------------------
         55,000  Bharat Heavy Electricals Ltd. (BHEL)                                                447,837
         27,400  BSES Ltd. GDR +                                                                     564,440
        111,000  Gujarat Ambuja Cements Ltd. GDR                                                     818,625
         26,900  Hindalco Industries Ltd. +                                                          531,208
         30,000  Hindustan Petroleum Corp. Ltd. GDR +                                                353,435
         15,000  Indian Hotels, Ltd. 144A GDR +                                                      281,250
         40,000  Larsen & Toubro Ltd. +                                                              230,840
         20,000  Larsen & Toubro Ltd. GDR +                                                          230,546
         92,000  Mahanagar Telephone Nigam Ltd.                                                      610,524
         20,000  Ranbaxy Laboratories Ltd.                                                           348,346
         16,000  Ranbaxy Laboratories GDR Ltd.                                                       420,000
         30,600  State Bank of India GDR +                                                           589,050
         50,000  Tata Engineering and Locomotive Co., Ltd. GDR +                                     316,158
                                                                                              --------------
                                                                                                   5,742,259

Indonesia (1.0%)
------------------------------------------------------------------------------------------------------------
        261,500  PT Astra Argo Niaga Lestari Tbk 144A +                                              101,937
         54,000  PT Astra Argo Niaga Lestari Tbk +                                                    21,050
         55,500  PT Hanjaya Mandala Sampoerna +                                                       31,982
      1,000,000  PT Indah Kiat Pulp & Paper Corp. +                                                  220,331
        445,000  PT Indorama Synthetics +                                                            125,701
        119,000  PT Indosat                                                                          171,098
        330,000  PT Semen Gresik +                                                                   204,145
                                                                                              --------------
                                                                                                     876,244

Israel (3.2%)
------------------------------------------------------------------------------------------------------------
        494,000  Bank Leumi Le-Israel +                                                              838,761
        204,800  Supersol Ltd.                                                                       661,143
         25,000  Supersol Ltd. ADR                                                                   393,750
         22,500  Tadiran Ltd.                                                                        891,605
                                                                                              --------------
                                                                                                   2,785,259

Malaysia (4.9%)
------------------------------------------------------------------------------------------------------------
        292,000  Berjaya Sports Toto Berhad                                                          817,283
      1,260,000  IJM Corp. Berhad                                                                    653,967
         24,000  IOI Corp. Berhad                                                                     20,348
        203,000  KFC Holdings BHD +                                                                  344,769
        242,000  Malakoff Berhard                                                                    647,745
         55,000  Malaysian Assurance Alliance +                                                      110,598
        725,000  PPB Oil Palms Berhad +                                                              658,016
        102,000  Star Publications                                                                   184,321
        115,000  Telekom Malaysia +                                                                  390,625
        206,000  MNI Holdings BHD                                                                    419,837
                                                                                              --------------
                                                                                                   4,247,509

Mexico (12.0%)
------------------------------------------------------------------------------------------------------------
        209,000  Cifra S.A. de CV +                                                                  404,168
        385,300  Corporacion Moctezuma, S.A. de C.V. +                                               497,336
        182,000  Corporativo Fragua, SA +                                                            256,278
        157,500  Fomento Economico Mexicano, S.A. de C.V. Class B (Femsa)+                         1,173,580
         40,500  Grupo Accion, S.A. de C.V. 144A ADR +                                               334,125
        288,000  Grupo Financiero Banamex Accival, S.A. de C.V. Class B +                            724,900
         47,200  Grupo Imsa S.A. de C.V. ADR +                                                       899,750
         47,600  Grupo Televisa S.A.GDR +                                                          1,666,000
        288,000  Kimberly-Clark de Mexico, S.A. de C.V. Class A                                    1,307,862
         51,000  PanAmerican Beverages, Inc. Class A                                               1,858,313
         26,200  Telefonos de Mexico S.A. ADR Class L                                              1,328,013
                                                                                              --------------
                                                                                                  10,450,325

Philippines (3.6%)
------------------------------------------------------------------------------------------------------------
      1,608,200  Ayala Land, Inc. Class B                                                            812,222
      3,792,300  Belle Corp. +                                                                       168,547
         24,000  Benpres Holdings Corp. 144A GDR (non)                                                69,600
         60,000  Benpres Holdings Corp. GDR +                                                        177,000
      3,307,300  International Container Terminal Services, Inc. +                                   492,754
         10,300  Philippine Long Distance ADR                                                        279,609
         21,600  Philippine Long Distance Telephone Co. ADR                                          569,700
      2,700,000  SM Prime Holdings, Inc. +                                                           504,546
        571,800  Solid Group, Inc. +                                                                  22,237
                                                                                              --------------
                                                                                                   3,096,215

Poland (2.2%)
------------------------------------------------------------------------------------------------------------
         33,000  @Entertainment, Inc. +                                                              363,000
          7,600  Bank Handlowy 144A +                                                                120,184
         80,200  Kredyt Bank S.A. GDR +                                                            1,453,625
                                                                                              --------------
                                                                                                   1,936,809

Portugal (3.4%)
------------------------------------------------------------------------------------------------------------
         56,500  Colep-Companhia Portuguesa de Embalagens +                                          816,787
         18,000  Electricidade de Portugal S.A. +                                                    381,701
         41,900  Investec Consultoria Internacional S.A. +                                         1,409,445
          2,700  Telecel-Comunicacaoes Pessoais, S.A. +                                              351,000
                                                                                              --------------
                                                                                                   2,958,933

Russia (4.2%)
------------------------------------------------------------------------------------------------------------
         15,700  Lukoil Holding ADR +                                                              1,083,300
         13,600  Tatneft ADR +                                                                     1,543,600
      3,700,000  Unified Energy Systems +                                                          1,022,125
                                                                                              --------------
                                                                                                   3,649,025

South Africa (6.9%)
------------------------------------------------------------------------------------------------------------
        225,000  Billiton PLC                                                                        557,381
         22,000  Energy Africa Ltd. +                                                                357,500
        200,000  Engen Ltd.                                                                          711,830
        127,500  First National Bank Holdings Ltd.                                                 1,441,304
         45,000  Liberty Life Association of Africa Ltd.                                           1,365,015
        401,200  Lonrho PLC                                                                          624,720
        106,500  Sasol Ltd.                                                                          908,857
                                                                                              --------------
                                                                                                   5,966,607

South Korea (5.2%)
------------------------------------------------------------------------------------------------------------
         80,000  Daewoo Heavy Industries                                                             417,903
            200  Hansol Paper Co.                                                                      1,275
         35,200  Housing & Commercial Bank GDR                                                       259,600
         56,700  Kookmin Bank                                                                        361,544
         69,600  Korea Electric Power Corp. +                                                        930,275
         26,010  L.G. Electronics +                                                                  392,302
          5,700  Pohang Iron & Steel Company, Ltd. +                                                 358,439
         16,000  Samsung Electronics 144A GDR +                                                      927,037
         45,000  Samsung Heavy Industries +                                                          300,735
         17,600  Samsung Electro-Mechanics Co. +                                                     360,416
            527  SK Telecom Co., Ltd.                                                                251,512
                                                                                              --------------
                                                                                                   4,561,038

Taiwan (6.8%)
------------------------------------------------------------------------------------------------------------
        198,250  Acer, Inc. +                                                                        481,642
         20,000  Ase Test Limited +                                                                1,015,000
         36,000  Asustek Computer, Inc. +                                                            846,395
        185,000  Aurora Corp. +                                                                      461,050
        591,480  Bank Sinopac +                                                                      443,146
        119,800  Delta Electronics, Inc. +                                                           634,677
        110,000  Hon Hai Precision Industry +                                                        768,965
         30,000  Siliconware Precision Industries Co. GDR +                                          540,000
        139,000  Taiwan Semiconductor Manufacturing Co. +                                            727,680
                                                                                              --------------
                                                                                                   5,918,555

Thailand (2.4%)
------------------------------------------------------------------------------------------------------------
         51,300  Advanced Info Service Public Co., Ltd. +                                            390,404
        137,000  Bangkok Bank Public Co., Ltd.                                                       467,262
        173,300  Electricity Generating Public Co. Ltd. +                                            454,360
         32,000  Industrial Finance Corp. of Thailand (The) +                                         21,531
         29,800  PTT Exploration & Production PLC +                                                  387,193
        197,400  TelecomAsia Corporation Public Co., Ltd. +                                          114,501
        170,000  Total Access Communication Public Co., Ltd. +                                       246,500
                                                                                              --------------
                                                                                                   2,081,751

Turkey (2.3%)
------------------------------------------------------------------------------------------------------------
     10,500,000  Dogan Sirketler Grubu Holding A.S. +                                                345,536
         60,000  Haci Omer Sabanci Holdings ADR +                                                    810,000
         25,500  Yapi ve Kredi Bankasi A.S. GDR +                                                    841,500
                                                                                              --------------
                                                                                                   1,997,036

United Kingdom (0.8%)
------------------------------------------------------------------------------------------------------------
         63,000  Ramco Energy PLC ADR +(DC)                                                          763,875

Venezuela (0.9%)
------------------------------------------------------------------------------------------------------------
         15,500  Compania Anonima Nacional Telefonos
                   de Venezuela (CANTV) ADR +                                                        549,281
         81,000  Sivensa S.A. ADR                                                                    218,635
                                                                                              --------------
                                                                                                     767,916
                                                                                              --------------
                 Total Common Stocks (cost $85,043,059)                                       $   83,432,813

CONVERTIBLE BONDS AND NOTES (1.7%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
       $950,000  Alfa S.A. 144A cv. sub. notes 8s, 2000 (Mexico)                              $    1,197,000
        270,000  Mahindra & Mahindra Ltd. 144A cv. bonds 5s, 2001                                    252,450
                                                                                              --------------
                 Total Convertible Bonds and Notes (cost $1,532,999)                          $    1,449,450

WARRANTS (--) * + (cost $-)                                                  EXPIRATION
NUMBER OF WARRANTS                                                           DATE                      VALUE
------------------------------------------------------------------------------------------------------------
        758,460  Belle Corp.                                                 9/11/00          $        1,187

SHORT-TERM INVESTMENTS (3.7%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
     $  757,000  Abbey National North America Corp. effective
                   yield of 5.47%, April 20, 1998                                             $      751,249
      2,500,000  Interest in $700,000,000 joint repurchase agreement dated February 27, 1998, with Goldman Sachs
                   due March 2, 1998, with various U.S. Treasury
                   obligations -- maturity value of $2,501,175
                   for an effective yield of 5.64%                                                 2,500,783
                                                                                              --------------
                 Total Short-Term Investments (cost $3,252,032)                               $    3,252,032
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $89,828,090) ***                                     $   88,135,482
------------------------------------------------------------------------------------------------------------

           * Percentages indicated are based on net assets of $86,981,474.

         *** The aggregate identified cost on a tax basis is $90,310,986, resulting in gross unrealized appreciation and depreciation of $8,307,558 and $10,483,062, respectively, or net unrealized depreciation of $2,175,504.

           + Non-income-producing security.

[DBL DAGGER] Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 1998 was $741,409 or less than 0.1% of net assets.

        [DC] These securities have exposure in an emerging market country that is different than the country in which they are domiciled.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and GDR after the name of a foreign holding stands for American Depository Receipts and Global
Depository Receipts respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

The fund had the following industry group concentrations greater than 10% at February 28, 1998
(as a percentage of net assets):

    Insurance and finance           16.7%
    Oil and gas                     10.7
    Telecommunications              10.7



----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at February 28, 1998 (Unaudited)

                                  Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Depreciation
----------------------------------------------------------------------------------------
Taiwan Dollar                     $2,752,600     $2,498,094      7/98          $(254,506)
----------------------------------------------------------------------------------------



Swap Contracts Outstanding at February 28, 1998 (Unaudited)

                                                          Notional    Termination      Unrealized
                                                            Amount        Date        Depreciation
---------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch, Pierce, Fenner &
Smith, Inc. Dated February 6, 1998 to receive
(pay) the notional amount multiplied by the return
of Cifra S.A. Series V (Mexico) less the notional
amount multiplied by one month LIBOR less 4% [DBL DAGGER]  $749,279       8/98           $(7,870)
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $89,828,090) (Note 1)             $ 88,135,482
---------------------------------------------------------------------------------------------------
Cash                                                                                         60,536
---------------------------------------------------------------------------------------------------
Foreign currency (cost $208,824)                                                            209,258
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                    73,056
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      366,986
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            1,190,973
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,491
---------------------------------------------------------------------------------------------------
Total assets                                                                             90,039,782

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          1,791,088
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  649,870
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                172,445
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   77,272
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 1,489
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    829
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       48,157
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                        254,506
---------------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                                      7,870
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       51,120
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         3,058,308
---------------------------------------------------------------------------------------------------
Net assets                                                                             $ 86,981,474

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $101,617,840
---------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                   (502,119)
---------------------------------------------------------------------------------------------------
Distributions in excess of gain on investments
and foreign currency transactions (Note 1)                                              (12,179,697)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                                         (1,954,550)
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $ 86,981,474

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($46,540,486 divided by 4,830,249 shares)                                                    $ 9.64
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.64)*                                       $10.23
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($36,665,655 divided by 3,840,367 shares)**                                                  $ 9.55
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($3,775,333 divided by 394,200 shares)                                                       $ 9.58
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.58)*                                       $ 9.93
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $35,299)                                              $   452,260
--------------------------------------------------------------------------------------------------
Interest                                                                                   170,475
--------------------------------------------------------------------------------------------------
Total investment income                                                                    622,735

Expenses:
Compensation of Manager (Note 2)                                                           518,899
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             283,540
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            6,909
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,051
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                       57,630
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      181,810
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       14,274
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 129
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     37,718
--------------------------------------------------------------------------------------------------
Registration fees                                                                            2,235
--------------------------------------------------------------------------------------------------
Auditing                                                                                    30,328
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,571
--------------------------------------------------------------------------------------------------
Postage                                                                                     13,371
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                            (98,632)
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,053,833
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (33,495)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,020,338
--------------------------------------------------------------------------------------------------
Net investment loss                                                                       (397,603)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (11,700,500)
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                 (2,809)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                      (233,841)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                             2,820,218
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                 (9,116,932)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                   $(9,514,535)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                         Six months ended         Year ended
                                                                              February 28          August 31
                                                                                    1998*               1997
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------
Net investment loss                                                           $  (397,603)       $  (218,701)
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions                                             (11,703,309)         1,432,850
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                2,586,377         (4,883,449)
------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                           (9,514,535)        (3,669,300)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------
  From net investment income
------------------------------------------------------------------------------------------------------------
    Class A                                                                            --            (11,345)
------------------------------------------------------------------------------------------------------------
    Class B                                                                            --             (3,758)
------------------------------------------------------------------------------------------------------------
    Class M                                                                            --               (372)
------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
------------------------------------------------------------------------------------------------------------
    Class A                                                                      (927,370)           (90,004)
------------------------------------------------------------------------------------------------------------
    Class B                                                                      (762,785)           (34,401)
------------------------------------------------------------------------------------------------------------
    Class M                                                                       (76,991)            (3,163)
------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                               6,595,200         92,555,524
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        (4,686,481)        88,743,181

Net assets
------------------------------------------------------------------------------------------------------------
Beginning of period                                                            91,667,955          2,924,774
------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss and distributions in excess of net investment
income of $502,119 and $104,516, respectively)                                $86,981,474        $91,667,955
------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS  A
--------------------------------------------------------------------------------------------------------------------------
                                                                       Six months
                                                                            ended                    For the period
Per-share                                                             February 28       Year ended    Dec. 28, 1995+
operating performance                                                  (Unaudited)       August 31     to August 31
--------------------------------------------------------------------------------------------------------------------------
                                                                             1998             1997             1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                        $10.94           $10.28            $8.50
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)                                             (.03)            (.02)(d)          .01(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                  (1.07)             .81             1.77
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                       (1.10)             .79             1.78
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                              --             (.01)              --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                               (.20)            (.12)              --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.20)            (.13)              --
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                               $9.64           $10.94           $10.28
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                   (9.89)*           7.82            20.94*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                            $46,540          $49,581           $2,925
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                 1.04*            2.10             1.25*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(c)                                                 (.29)*           (.23)             .11*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      43.72*          141.81            45.90*
--------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                  $.0044           $.0109           $.0060
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August
    31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively. Expenses for the period ended February 28, 1998 reflect a reduction of $.01, $.01 and $.01 per share for class A, Class B and Class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended   For the period
Per-share                                                                       February 28    Oct. 30, 1996+
operating performance                                                            (Unaudited)    to August 31
-------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $10.87            $9.95
-------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)                                                       (.06)            (.09)(d)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                            (1.06)            1.14
-------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                 (1.12)            1.05
-------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                        --             (.01)
-------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.20)            (.12)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.20)            (.13)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.55           $10.87
-------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                            (10.14)*          10.67*
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $36,666          $38,044
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                           1.42*            2.39*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(c)                                                           (.66)*           (.76)*
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                43.72*          141.81
-------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                            $.0044           $.0109
-------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August
    31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively. Expenses for the period ended February 28, 1998 reflect a reduction of $.01, $.01 and $.01 per share for class A, Class B and Class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------------
                                                                                    Six months
                                                                                         ended   For the period
Per-share                                                                           February 28   Oct. 30, 1996+
operating performance                                                               (Unaudited)    to August 31
----------------------------------------------------------------------------------------------------------------------
                                                                                          1998             1997
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                     $10.89            $9.95
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)                                                          (.05)            (.07)(d)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                               (1.06)            1.14
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                    (1.11)            1.07
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                           --             (.01)
----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                            (.20)            (.12)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (.20)            (.13)
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                            $9.58           $10.89
----------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                               (10.03)*          10.88*
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                          $3,775           $4,043
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b) (c)                                                             1.29*            2.18*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (c)                                                             (.54)*           (.53)*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                   43.72*          141.81
----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                               $.0044           $.0109
----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended August
    31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of  $.04, $.03 and $.03 per share for class A, class B and class M, respectively. Expenses for the period ended February 28, 1998 reflect a reduction of $.01, $.01 and $.01 per share for class A, Class B and Class M, respectively.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
February 28, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Emerging Markets (the "fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing in common stocks and other equity securities of emerging market companies.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in case of some securities traded over-the-counter -- the last reported bid price. Investments for which market quotations are not readily available (and in certain circumstances debt securities which trade on an exchange) are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determines valuations for institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Swap contracts The fund may engage in emerging market swap contracts, which involve a commitment by one party to make payments based on the terms of the contract in exchange for a market linked return based on a notional amount. The fund enters into the swap contracts to increase its exposure to different underlying instruments and to gain access to markets that might be unavailable to foreign investors or only accessible at a high excess premium.

The potential risk to the fund would be the nonperformance by the other party involved in the swap contract. The loss incurred by the failure of the counterparty is limited to the amount of the original investment. In addition, losses may arise from changes in the value of the underlying securities.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1998, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1998, fund expenses were reduced by $33,495 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $710 has been allocated to the fund, and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $37,203 and $4,020 from the sale of class A and class M shares, respectively and $38,148 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received $100 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 1998, purchases and sales of investment securities other than short-term investments aggregated $52,235,762 and $35,464,657, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended
                                         February 28, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,786,796      $28,373,423
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       100,048          898,426
------------------------------------------------------------
                                  2,886,844       29,271,849

Shares
repurchased                      (2,589,557)     (26,346,565)
------------------------------------------------------------
Net increase                        297,287      $ 2,925,284
------------------------------------------------------------

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,171,536      $95,009,853
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         9,734           99,096
------------------------------------------------------------
                                  8,181,270       95,108,949

Shares
repurchased                      (3,932,795)     (46,675,075)
------------------------------------------------------------
Net increase                      4,248,475      $48,433,874
------------------------------------------------------------

                                          Six months ended
                                         February 28, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,643,339      $16,574,263
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        80,290          715,385
------------------------------------------------------------
                                  1,723,629       17,289,648

Shares
repurchased                      (1,382,876)     (13,905,975)
------------------------------------------------------------
Net increase                        340,753      $ 3,383,673
------------------------------------------------------------

                                         For the period
                                        October 30, 1996
                                        (commencement of
                                         operations) to
                                         August 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,052,401      $46,282,399
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         3,297           33,528
------------------------------------------------------------
                                  4,055,698       46,315,927

Shares
repurchased                        (556,084)      (6,437,953)
------------------------------------------------------------
Net increase                      3,499,614      $39,877,974
------------------------------------------------------------

                                          Six months ended
                                         February 28, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         223,295       $2,337,716
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         8,480           75,725
------------------------------------------------------------
                                    231,775        2,413,441

Shares
repurchased                        (208,694)      (2,127,198)
------------------------------------------------------------
Net increase                         23,081       $  286,243
------------------------------------------------------------

                                         For the period
                                        October 30, 1996
                                        (commencement of
                                         operations) to
                                         August 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         443,189       $5,086,818
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           297            3,024
------------------------------------------------------------
                                    443,486        5,089,842

Shares
repurchased                         (72,367)        (846,166)
------------------------------------------------------------
Net increase                        371,119       $4,243,676
------------------------------------------------------------

At February 28, 1998, Putnam Investments, Inc. owned 502,351 of class A shares (10.4% of class A shares outstanding), valued at $4,842,664.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas R. Haslett
Vice President and Fund Manager

J. Peter Grant
Vice President and Fund Manager

Deborah S. Farrell
Vice President and Fund Manager

Stephen Oler
Vice President and Fund Manager

Carmel Peters
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Emerging Markets Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA004-41226 2AY/2CK/2CL   4/98